Condensed financial information of the parent company - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary shares
Condensed balance sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	656,508,828	656,508,828
Ordinary shares, issued	201,304,881	201,304,881
Ordinary shares, outstanding	93,185,285	105,198,013
Class B Ordinary shares
Condensed balance sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	63,491,172	63,491,172
Ordinary shares, issued	63,491,172	63,491,172
Ordinary shares, outstanding	63,491,172	63,491,172
Parent Company | Reportable legal entity | Class A Ordinary shares
Condensed balance sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	656,508,828	656,508,828
Ordinary shares, issued	201,304,881	201,304,881
Ordinary shares, outstanding	93,185,285	105,198,013
Parent Company | Reportable legal entity | Class B Ordinary shares
Condensed balance sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	63,491,172	63,491,172
Ordinary shares, issued	63,491,172	63,491,172
Ordinary shares, outstanding	63,491,172	63,491,172